Restructuring And Impairment Charges (Schedule Of Estimated Costs For Restructuring Programs) (Details) $ in Millions	Sep. 26, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	$ 60
Cumulative charges through Fiscal 2015	57
To be recognized in future	3
Severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	18
Cumulative charges through Fiscal 2015	18
Facility exit costs
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	27
Cumulative charges through Fiscal 2015	24
To be recognized in future	3
Asset impairment
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	15
Cumulative charges through Fiscal 2015	$ 15